UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders.

SEMI–ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund

Table of Contents

Letter to Shareholders	4

Expense Example	6

Allocation of Portfolio Holdings	7

Schedule of Investments	8

Financial Statements	10

Financial Highlights	13

Notes to the Financial Statements	14

Investment Advisory Agreement Approval	21

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from November 1, 2008 to April 30, 2008 (the “Semi- Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned −10.78%, the S&P 500 Index returned −8.53%, the Barclay Capital Aggregate Bond Index returned 7.74% and the NADAQ-100 Index returned 4.89%. The Direxion/Wilshire Dynamic Fund (the “Dynamic Fund”) and the Financial Trends Strategy Fund were launched on March 2, 2009. During the period of March 2, 2009 through April 30, 2009, the DJ Industrial Average Index returned 21.24%, the S&P 500 Index returned 24.99%, the Barclay Capital Aggregate Bond Index returned 1.49% and the NASDAQ-100 Index returned 29.58%.

The first four months of the six-month period were marked by severe distress in the economy and, in particular, the financial sector with market volatility at perhaps its highest measured levels. Governments across the globe provided massive stimulus to keep the economy flowing and also became involved in the financial sector to an unprecedented extent. By the end of the period, the markets had recovered much of their earlier losses and volatility had returns to much more normal levels.

The Dynamic Fund and the Financial Trends Strategy Fund are a part of our Alternative Strategy fund line-up. These funds offer built in tactical management which helps you seek short-term market opportunities, while maintaining a longer-term outlook. These two funds allow for diversification into alternative asset classes.

The Dynamic Fund seeks capital appreciation. To achieve its investment objective, the Dynamic Fund combines a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated (the “Sub-adviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Sub-adviser’s traditional asset allocation model which allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Sub-adviser’s outlook for the market. The Sub-adviser’s tactical model evaluates asset class allocations on a monthly basis. In response to market conditions, the Sub-adviser may recommend that the Adviser rebalance the Dynamic Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations.

4  DIREXION SEMI-ANNUAL REPORT

The Dynamic Fund returned 18.10%, as compared to 25.80% from the MSCI World Index, 1.49% for the Barclays Capital Aggregate Bond Index and 15.78% for a composite1 of the two.

The Financial Trends Strategy Fund seeks investment results comparable to the performance of the Standard and Poor’s Financial Trends Indicator® (“S&P FTI®”). The Financial Trends Strategy Fund returned −3.33%, 114 basis points higher than its expected return of −4.46%. The S&P FTI Index itself declined −4.18% for the period of March 2, 2009 (Fund inception date) through April 30, 2009.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Guy Talarico Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Financial Trends Strategy Fund is 1.90% and the Direxion/Wilshire Dynamic Fund is 1.55% respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: June 29, 2009

[1]	As measured by a monthly 60% allocation to the MSCI World Index and 40% to the Barclays Capital Aggregate Bond Index.

DIREXION SEMI-ANNUAL REPORT  5

Expense Example
April 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 2, 2009 — April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem those shares of the Fund that have been held for less than 90 days. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 2, 2009	April 30, 2009	Period[2]

Financial Trends Strategy Fund[3]
Based on actual fund return	1.90%	$1,000.00	$966.70	$3.02
Based on hypothetical 5% return	1.90%	1,000.00	1,005.01	3.08
Direxion/Wilshire Dynamic Fund[3]
Based on actual fund return	1.55%	1,000.00	1,181.00	2.73
Based on hypothetical 5% return	1.55%	1,000.00	1,005.58	2.51

[1]	Annualized ratio of net expenses incurred since commencement of operations.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Fund commenced operation on March 2, 2009.

6  DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings
April 30, 2009 (Unaudited)

		Investment
	Cash*	Companies	Swaps	Total

Financial Trends Strategy Fund	103%	—	(3%)	100%
Direxion/Wilshire Dynamic Fund	46%	52%	2%	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  7

Financial Trends Strategy Fund
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 102.2%
MONEY MARKET FUNDS - 102.2%
1,220,557	Fidelity Institutional Money Market Government Portfolio	$1,220,557
1,220,557	Fidelity Institutional Money Market Portfolio	1,220,557
820,390	Goldman Sachs Financial Square Government Fund	820,390
1,220,557	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,220,557

	TOTAL SHORT TERM INVESTMENTS (Cost $4,482,061)	$4,482,061

	TOTAL INVESTMENTS (Cost $4,482,061) - 102.2%	$4,482,061
	Liabilities in Excess of Other Assets - (2.2)%	(97,594)

	TOTAL NET ASSETS - 100.0%	$4,384,467

Percentages are stated as a percent of net assets.
Financial Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Merrill Lynch	S&P Financial Trends Indicator	1,412	$1,590,383	4/15/2010	$(57,008)
Merrill Lynch	S&P Financial Trends Indicator	178	200,286	4/22/2010	(6,935)
Merrill Lynch	S&P Financial Trends Indicator	794	875,194	4/30/2010	(12,329)
Merrill Lynch	S&P Financial Trends Indicator	810	900,112	5/6/2010	(19,800)
Merrill Lynch	S&P Financial Trends Indicator	541	600,437	5/7/2010	(12,424)
Merrill Lynch	S&P Financial Trends Indicator	137	150,330	5/20/2010	(1,334)

		3,872	$4,316,742		$(109,830)

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Direxion/Wilshire Dynamic Fund
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 52.0%
7,580	iPATH Dow Jones - AIG Commodity Total Return Index ETN	$252,490
7,642	iShares MSCI Pacific ex-Japan Index Fund	212,218
39,570	iShares MSCI United Kingdom Index Fund	464,156
45,627	iShares MSCI Japan Index Fund	388,286
4,691	iShares Barclays TIPS Bond Fund	471,164
12,544	iShares MSCI Emerging Markets Index Fund	359,386
5,082	iShares Russell 2000 Value Index Fund	231,333
5,334	iShares Russell 2000 Growth Index Fund	281,582
23,998	iShares S&P Europe 350 Index Fund	692,102
21,010	SPDR Barclays Capital High Yield Bond ETF	695,641
6,757	SPDR Barclays Capital International Treasury Bond ETF	348,729
8,516	SPDR Dow Jones REIT ETF	295,846

	TOTAL INVESTMENT COMPANIES (Cost $4,444,988)	$4,692,932

Shares		Value

SHORT TERM INVESTMENTS - 35.5%
MONEY MARKET FUNDS - 35.5%
802,247	Fidelity Institutional Money Market Government Portfolio	$802,247
802,247	Fidelity Institutional Money Market Portfolio	802,247
799,748	Goldman Sachs Financial Square Government Fund	799,748
802,247	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	802,247

	TOTAL SHORT TERM INVESTMENTS (Cost $3,206,489)	$3,206,489

	TOTAL INVESTMENTS (Cost $7,651,477) - 87.5%	$7,899,421
	Other Assets in Excess of Liabilities - 12.5%	1,131,622

	TOTAL NET ASSETS - 100.0%	$9,031,043

Percentages are stated as a percent of net assets.
Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse	iShares Barclays Aggregate Bond Fund	30,471	$3,069,901	1/4/2010	$32,531
Credit Suisse	iShares Russell 1000 Growth Index Fund	40,438	1,484,760	1/4/2010	76,746
Credit Suisse	iShares Russell 1000 Value Index Fund	36,199	1,550,948	1/4/2010	77,440

		107,108	$6,105,608		$186,717

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund

Assets:
Investments, at market value (Note 2)	$4,482,061	$7,899,421
Receivable for Fund shares sold	6,600	23,100
Receivable from Adviser	28,761	18,626
Unrealized appreciation on swaps	—	186,717
Deposit at broker for swaps	—	920,000
Dividends and interest receivable	1,442	1,250
Other assets	8,915	9,561

Total Assets	4,527,779	9,058,675

Payable for Fund shares redeemed	376	—
Unrealized depreciation on swaps	109,830	—
Accrued distribution expense	829	1,772
Accrued expenses and other liabilities	32,277	25,860

Total Liabilities	143,312	27,632

Net Assets	$4,384,467	$9,031,043

Net Assets Consist Of:
Capital stock	$4,532,481	$8,599,112
Accumulated undistributed net investment income (loss)	(7,106)	(1,954)
Accumulated undistributed net realized gain (loss)	(31,078)	(776)
Net unrealized appreciation (depreciation) on:
Investments	—	247,944
Swaps	(109,830)	186,717

Total Net Assets	$4,384,467	$9,031,043

Calculation of Net Asset Value Per Share:
Net assets	$4,384,467	$9,031,043
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	151,199	254,915
Net asset value, redemption price and offering price per share	$29.00	$35.43

Cost of Investments	$4,482,061	$7,651,477

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $-, respectively)	$—	$8,132
Interest income	2,213	1,716

Total investment income	2,213	9,848

Expenses:
Investment advisory fees	4,905	5,711
Distribution expenses	1,226	1,903
Shareholder servicing fees	1,226	1,903
Administration fees	225	344
Fund accounting fees	405	541
Custody fees	280	339
Transfer agent fees	4,629	3,147
Federal and state registration	10,445	10,485
Professional fees	7,135	6,762
Reports to shareholders	8,850	4,025
Trustees’ fees and expenses	243	163
Other	1,929	602

Total expenses before reimbursement	41,498	35,925
Less: Reimbursement of expenses from Adviser	(32,179)	(24,123)

Total expenses	9,319	11,802

Net investment income (loss)	(7,106)	(1,954)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(772)
Swaps	(31,078)	(4)

	(31,078)	(776)

Change in unrealized appreciation (depreciation) on:
Investments	—	247,944
Swaps	(109,830)	186,717

	(109,830)	434,661

Net realized and unrealized gain (loss) on investments	(140,908)	433,885

Net increase (decrease) in net assets resulting from operations	$(148,014)	$431,931

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Statements of Changes in Net Assets

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund
	March 2, 2009[1]	March 2, 2009[1]
	to April 30, 2009	to April 30, 2009
	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$(7,106)	$(1,954)
Net realized gain (loss) on investments	(31,078)	(776)
Change in unrealized appreciation (depreciation) on investments	(109,830)	434,661

Net increase (decrease) in net assets resulting from operations	(148,014)	431,931

Distributions to shareholders:
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Capital share transactions:
Proceeds from shares sold	5,601,897	8,615,561
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(1,069,416)	(16,449)

Net increase (decrease) in net assets resulting from capital share transactions	4,532,481	8,599,112

Total increase (decrease) in net assets	4,384,467	9,031,043

Net assets:
Beginning of period	—	—

End of period	$4,384,467	$9,031,043

Undistributed (Accumulated) net investment income (loss), end of period	$(7,106)	$(1,954)

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
April 30, 2009

RATIOS TO AVERAGE NET ASSETS
Net
			Net Realized	Net Increase											Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions				Net Asset					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return	Redemption		Value,		Net Assets,			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Fees	Total	End of	Total	End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Paid to Fund	Distributions	Period	Return	Period (,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Financial Trends Strategy Fund
March 2, 2009[1] to April 30, 2009 (Unaudited)	$30.00	$(0.07)	$(0.93)	$(1.00)	$—	$—	$—	$—	$—	$29.00	(3.33%)[2]	$4,384	8.46%	1.90%	(1.45%)	0%
Direxion/Wilshire Dynamic Fund
March 2, 2009[1] to April 30, 2009 (Unaudited)	30.00	(0.01)	5.44	5.43	—	—	—	—	—	35.43	18.10%[2]	9,031	4.72%	1.55%	(0.26%)	7%[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.

DIREXION SEMI-ANNUAL REPORT  13

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 34 series of which 2 are included in this report: Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 2 Funds included in this report offer only Investor Class of shares.

The objective of Financial Trends Strategy Fund is to seek investment results comparable to the performance of the Standard and Poor’s® Financial Trends Indicator (“S&P® FTI”). The Fund will invest primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds (“ETFs”) and other investment companies. The Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the S&P® FTI, but may not, at all times, invest in the same underlying securities or derivatives. Like the S&P® FTI, the Fund’s investments in each sector will be positioned long or short depending upon price trends within that sector.

The objective of the Direxion/Wilshire Dynamic Fund (the “Dynamic Fund”) is to seek capital appreciation by combining a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated, the Dynamic Fund’s subadviser (“Subadviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Subadviser’s outlook for the market.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in

14  DIREXION SEMI-ANNUAL REPORT

the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale, will in each case be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, recovery on the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under

DIREXION SEMI-ANNUAL REPORT  15

the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

16  DIREXION SEMI-ANNUAL REPORT

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the period ended April 30, 2009 were as follows:

	Financial Trends	Direxion/Wilshire
	Strategy Fund[1]	Dynamic Fund[1]
	Period Ended	Period Ended
	April 30, 2009	April 30, 2009

Shares sold	188,217	255,398
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(37,018)	(483)

Total net increase (decrease) from capital share transactions	151,199	254,915

[1]	Commenced operations on March 2, 2009.

4.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund

Purchases	$—	$4,750,635
Sales	—	304,875

There were no purchases or sales of long-term U.S. government securities during the period ended April 30, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Dynamic Fund whereby the subadviser, Wilshire Associates Incorporated, will direct investment activities of the Dynamic Fund. The Adviser pays out of the management fees it receives from the Fund, a fee for these sub-advisory services. For the period ended April 30, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years. For the period ended April 30, 2009, the Adviser paid or recouped the following expenses:

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund

Annual Advisory rate	1.00%	0.75%
Annual cap on expenses	1.90%	1.55%
Expenses paid in excess of annual cap on expenses — 2009	$32,179	$24,123
Advisory expense waiver recovery — 2009	$—	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (“the Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps will no longer be applicable. The Adviser will relinquish all potential recovery of expenses waived for the previous three years.

DIREXION SEMI-ANNUAL REPORT  17

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Financial Trends Strategy Fund	0.50%
Direxion/Wilshire Dynamic Fund	0.30%

Expenses subject to potential recovery expiring in:

	Financial Trends	Direxion/Wilshire
	Strategy Fund	Dynamic Fund

2012	$32,179	$24,123

Total	$32,179	$24,123

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

6.	SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 — Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in those securities.

18  DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value each Fund’s net assets as of April 30, 2009:

	Financial Trends Strategy Fund		Direxion/Wilshire Dynamic Fund
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Description
Level 1 — Quoted prices	$4,482,061	$—	$7,899,421	$—
Level 2 — Other significant observable inputs	—	(109,830)	—	186,717
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$4,482,061	$(109,830)	$7,899,421	$186,717

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”) effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of April 30, 2009, the Funds were invested in swap contracts. These contracts expose the Funds to the equity risk of the underlying instruments of the swap contract.

As of April 30, 2009 the Funds’ level of derivative activity was:

		Underlying	Notional
	Derivative	Risk Exposure	Amount

Financial Trends Strategy Fund	Swap	Equity	$4,316,742
Direxion/Wilshire Dynamic Fund	Swap	Equity	$6,105,608

Fair Values of Derivative Instruments as of April 30, 2009

Financial Trends Strategy Fund
Derivatives not accounted for	Liability Derivatives as of April 30, 2009
as hedging instruments under	Balance Sheet
Statement 133	Location	Fair Value

Equity Contracts	Payables	$109,830

Direxion/Wilshire Dynamic Fund
Derivatives not accounted	Assets Derivatives as of April 30, 2009
for as hedging instruments	Balance Sheet
under Statement 133	Location	Fair Value

Equity Contracts	Receivables	186,717

DIREXION SEMI-ANNUAL REPORT  19

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2009

Financial Trends Strategy Fund
		Realized Gain(Loss)	Change in Unrealized
Derivatives not accounted	Location of Gain(Loss)	on Derivatives	Appreciation(Depreciation)
for as hedging instruments	on Derivatives	Recognized in	on Derivatives Recognized
under Statement 133	Recognized in Income	Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(31,078)	$(109,830)

Direxion/Wilsire Dynamic Fund
Derivatives not		Realized Gain(Loss)	Change in Unrealized
accounted for as	Location of Gain(Loss)	on Derivatives	Appreciation(Depreciation)
hedging instruments	on Derivatives	Recognized in	on Derivatives Recognized
under Statement 133	Recognized in Income	Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(4)	$186,717

8.	SUBSEQUENT EVENT

On February 11, 2009, the Board of Trustees, based on recommendation from management, approved the creation of an Institutional Class of shares for the Funds. The Financial Trends Strategy commenced issuance of the Institutional Class of shares on May 1, 2009.

20  DIREXION SEMI-ANNUAL REPORT

Investment Advisory Agreements Approvals

Provided below is a summary of certain factors that the Board considered at its February 11, 2009 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund, each a series of the Trust (collectively, the “Funds”); and (2) the Subadvisory Agreement between Rafferty and Wilshire Associates Incorporated, on behalf of its Wilshire Funds Management business unit (“Wilshire”).

The Board did not identify any particular information that was most relevant to its approval of the Advisory and Subadvisory Agreements and each Trustee may have afforded different weight to the various factors discussed below. The Board noted that the Funds had not yet commenced operations. Thus, the Board primarily considered the services to be provided by Rafferty and Wilshire, the fee rates to be paid to Rafferty and Wilshire, and the Funds’ estimated expenses.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its expense reimbursement obligations. The Board also considered Rafferty’s existing compliance and control functions, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series, like the Funds, and promoting them through existing and new broker and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of Wilshire and the Funds’ service providers.

Regarding the Subadvisory Agreement with Wilshire, the Board noted Wilshire’s experience as an investment adviser to other clients. In addition, the Board reviewed the performance information of Direxion/Wilshire Dynamic asset allocation models on which the Direxion/Wilshire Dynamic Fund will be based.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty and Wilshire to the Funds under the Advisory and Subadvisory Agreements were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. Management advised the Board that the advisory fees for the Funds are similar to the advisory fees for comparable fund groups. The Board also considered that the total estimated expense ratios for the Funds are generally higher than for comparable funds. However, Rafferty indicated that the comparable fund groups are expected to have higher asset levels, which, in part, would account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Funds. The Board also considered that Rafferty agreed to limit the total expenses for the 2009 fiscal year for the Funds via contractual fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business.

In considering the fees paid by Rafferty to Wilshire, the Board considered Wilshire’s representation that it does not provide comparable services to any other client. The Board noted that Wilshire charges other clients lower fees for different product lines. The Board considered that Wilshire will provide asset allocation recommendations to Rafferty with respect to the implementation of its investment strategy on a more frequent basis than Wilshire typically provides to other clients.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits to be realized under the Advisory Agreement were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds could help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory and Subadvisory Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory and Subadvisory Agreements.

DIREXION SEMI-ANNUAL REPORT  21

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SEMI-ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date	6/29/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date	6/29/2009

By (Signature and Title)*	/s/ Guy F. Talarico Guy F. Talarico, Principal Financial Officer

Date	6/29/2009

*	Print the name and title of each signing officer under his or her signature.